Offsetting financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Offsetting financial assets and liabilities [abstract]
Summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
2021
Gross amounts of
recognised financial
assets
Gross amounts of
recognised financial
liabilities offset in the
statement of financial
position
Net amounts of
financial assets
presented in the
statement of financial
position
Related amounts not offset

in the statement of financial position
Net amount
Amounts not
subject to
enforceable netting
arrangements
Statement of
financial position
total ¹ Financial instruments
Cash and financial
instruments received
as collateral
Statement of financial position

line item Financial instrument
Loans and advances to banks 2
Reverse repurchase, securities

borrowing and similar agreements
1,930 1,930 1,923 7 1,473 3,403
Cash pools 1
–
1
0 0 0 –0
1,931
–
1
1,930 0 1,923 7 1,473 3,403
Financial assets at fair value through profit or loss
Trading and Non-trading
Reverse repurchase, securities
borrowing and similar agreements
43,822
–
11,564
32,258 168 31,848 243 15,590 47,848
Derivatives
52,724
–
38,431
14,293 9,005 3,108 2,180 7,006 21,299
96,546
–
49,995
46,552 9,172 34,956 2,423 22,596 69,148
Loans and advances to customers 3
Reverse repurchase, securities
borrowing and similar agreements
71 71 71 –0 71
Cash pools 196,328
–
194,522
1,806 19 1,417 369 1,806
196,400
–
194,522
1,878 19 1,489 369 1,878
Other items where offsetting is applied in the
statement of financial position 4
3,692
–
3,470
222 –0 222 222
Total financial assets 298,569
–
247,987
50,581 9,191 38,368 3,022 24,069 74,650
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
2020
Gross amounts of
recognised financial
assets
Gross amounts of
recognised financial
liabilities offset in the
statement of financial
position
Net amounts of
financial assets
presented in the
statement of financial
position
Related amounts not offset

in the statement of financial position
Net amount
Amounts not
subject to
enforceable netting
arrangements
Statement of
financial position
total ¹ Financial instruments
Cash and financial
instruments received
as collateral
Statement of financial position line item
Financial instrument
Loans and advances to banks 2
Reverse repurchase, securities
borrowing and similar agreements
1,911 0 1,911 0 1,907 4 2,958 4,869
Cash pools
2
–
2
0 0 0 –0 0
1,913
–
2
1,911 0 1,907 4 2,958 4,869
Financial assets at fair value through profit or loss
Trading and non-trading

Reverse repurchase, securities
borrowing and similar agreements
48,487
–
14,823
33,664 245 33,343 77 19,018 52,682
Derivatives 73,142
–
52,561
20,581 12,520 5,350 2,710 10,240 30,821
121,629
–
67,384
54,245 12,765 38,693 2,787 29,258 83,503
Loans and advances to customers
3
Reverse repurchase, securities
borrowing and similar agreements
2,845 –2,359 486 486 138 624
Cash pools
168,461
–
165,815
2,646 1,729 628 289 2,646
171,306
–
168,174
3,132 1,729 1,113 289 138 3,270
Other items where offsetting is applied in the
statement of financial position
4
8,558
–
7,752
806 10 796 806
Total financial assets
303,406
–
243,312
60,095 14,505 41,714
3,876 32,354 92,449

Summary of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Related amounts not offset in the statement
of financial position
Amounts not
subject to
enforceable
netting
arrangements
Statement of
financial position
total
¹ 2021
Gross amounts of
recognised financial
liabilities
Gross amounts of
recognised financial
assets offset in the
statement of financial
position
Net amounts of
financial liabilities
presented in the
statement of financial
position Financial instruments
Cash and financial
instruments pledged
as collateral Net amount
Statement of financial position line item
Financial instrument
Deposits from banks 2
Repurchase, securities lending and
similar agreements
433 0 433 0 426 7 3,705 4,138
Cash pools
3 -1 2 0 0 2 0 2
436 -1 435 0 426 9 3,705 4,140
Customer deposits 3
Repurchase, securities lending and
similar agreements
0 0 0 0 0 0 0
Cash pools
207,930 -194,522 13,408 19 0 13,389 0 13,408
207,930 -194,522 13,408 19 0 13,389 0 13,408
Financial liabilities at fair value through profit or loss
Trading and Non-trading Repurchase, securities lending and
similar agreements
43,883 -11,564 32,319 168 32,056 96 9,416 41,735
Derivatives
53,778 -39,053 14,725 9,006 4,326 1,393 5,920 20,646
97,661 -50,617 47,044 9,173 36,382 1,489 15,337 62,381
Other items where offsetting is applied in the statement of
financial position 4
3,098 -2,848 250 -1 0 252 0 250
Total financial liabilities
309,125 -247,987 61,138 9,191 36,808 15,139 19,041 80,179
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Related amounts not offset in the
statement of financial position
Amounts not
subject to
enforceable
netting
arrangements
Statement of
financial position
total
¹ 2020
Gross amounts of
recognised
financial liabilities
Gross amounts of
recognised financial
assets offset in the
statement of financial
position
Net amounts of
financial

liabilities presented
in the statement of
financial position Financial instruments
Cash and financial
instruments pledged
as collateral 1 Net amount
Statement of financial position line item
Financial instrument
Deposits from banks 2
Repurchase, securities lending and
similar agreements
167 167 166 1 1,804 1,971
Cash pools
3 -2 2 2 2
170 -2 169 166 3 1,804 1,973
Customer deposits 3
Repurchase, securities lending and
similar agreements
2,354 -2,354
Cash pools
184,490 -165,815 18,675 1,702 16,973 18,675
186,844 -168,169 18,675 1,702 16,973 18,675
Financial liabilities at fair value through profit or loss
Trading and Non-trading Repurchase, securities lending and
similar agreements
53,520 -14,827 38,693 245 38,447 8,271 46,964
Derivatives
73,215 -52,626 20,589 12,521 6,742 1,326 6,777 27,366
126,735 -67,453 59,282 12,766 45,189 1,326 15,048 74,330
Other items where offsetting is applied in the statement
of financial position 4
8,552 -7,687 865 36 829 865
Total financial liabilities
322,303 -243,312 78,991 14,505 45,356 19,131 16,852 95,843